Investment Risks	Jun. 23, 2026
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund may be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | GeographicExposureToCanadaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Canada. Because the fund invests a meaningful portion of its assets in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds.
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | EnvironmentalCriteriaRiskMember
Prospectus Line Items
Risk [Text Block]	Environmental Criteria Risk. The environmental and climate criteria used by the MSCI Global 500 Select - North America Subset Index may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not seek to track an index using such criteria. Securities included in the index may cease to meet the relevant criteria but may nevertheless remain in the index and the fund until the next review or rebalance by the index provider. As a result, certain securities in the index, or the index as a whole, may not meet the relevant objectives or constraints at all times.
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
Document Type	485BPOS